Digital Assets - Schedule of Digital Assets Holdings (Details) € in Thousands	Jun. 30, 2026 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)
Schedule of Digital Assets Holdings [Abstract]
SOL, Units (in Shares) | shares	868,020	787,331
SOL, Historical Cost	€ 169,669	€ 157,002
SOL, Carrying Value	€ 63,850	€ 97,968
SOL, restricted, Units (in Shares) | shares	394,217	153,155
SOL, restricted, Historical Cost	€ 74,675	€ 32,052
SOL, restricted, Carrying Value	€ 27,051	€ 13,476
Total digital assets, Units	1,262,237	940,486
Total digital assets, Historical Cost	€ 244,344	€ 189,054
Total digital assets, Carrying Value	€ 90,901	€ 111,444